Related Parties Transaction (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2021	Feb. 28, 2022	Feb. 28, 2021
Related Party Transaction [Line Items]
Interest Expense	$ 89,646	$ 80,247	$ 104,477	$ 172,813	$ 170,141	$ 273,594
LiewYowMingMember
Related Party Transaction [Line Items]
Interest Expense					$ 170,141	$ 242,756